Income taxes - Schedule of unrecognized deductible temporary differences (Details) - CAD ($)	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating loss carryforwards	$ 18,589,894	$ 9,429,436	$ 4,279,494	$ 2,111,531
Unrecognized deductible temporary differences	22,126,741	13,915,334	6,040,859	2,321,858
Share issuance costs [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deductible temporary differences	1,298,783	1,810,927	1,496,239	17,281
Intangibles and development costs [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deductible temporary differences	608,705	780,607	0
Scientific research and development expenditures [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deductible temporary differences	1,583,058	1,789,571	218,235	170,940
Other [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deductible temporary differences	$ 46,300	$ 104,793	$ 46,891	$ 22,106